VIA EDGAR

January 3, 2019

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)
File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of the statement of additional information, dated December 31, 2018, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of the statement of additional information contained in the registration statement that was electronically filed under Rule 485(b) as Post-Effective Amendment No. 138 filed on December 20, 2018.

If you have any questions regarding this certification, please contact the undersigned at 212-314-5314.

Sincerely
EQ Advisors Trust

By:	/s/ Victoria Zozulya
Name:	Victoria Zozulya
Title:	Vice President and Assistant Secretary